Commitments and Contingencies - Schedule of Operating Lease Expense Recognized (Details) - USD ($)	Jun. 30, 2026	Mar. 31, 2026	Mar. 31, 2025
Schedule of Operating Lease Expense Recognized [Line Items]
2027		$ 44,569
2028		31,773
Total future minimum lease payments		76,342
Less: imputed interest		(4,959)
Total operating lease liability		71,383
Less: operating lease liability – current	$ 115,381	40,703	$ 115,125
Total operating lease liability – non current	$ 75,342	30,680	71,383
2023 Office Lease [Member]
Schedule of Operating Lease Expense Recognized [Line Items]
2027			6,441
2028
Total future minimum lease payments			6,441
Less: imputed interest			(55)
Total operating lease liability			6,386
Less: operating lease liability – current			6,386
Total operating lease liability – non current
2025 Office Lease [Member]
Schedule of Operating Lease Expense Recognized [Line Items]
2027		38,128
2028		31,773
Total future minimum lease payments		69,901
Less: imputed interest		(4,904)
Total operating lease liability		64,997
Less: operating lease liability – current		34,317
Total operating lease liability – non current		$ 30,680